Concentrations (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of Concentration of Risk

The Company does a significant amount of its total business with 4 customers, as follows for 2018 and 2017 (percentage of total sales of $1,161,995 and $1,298,372, respectively):

	2018	2017
Customer A	31%	31%
Customer B	26%	26%
Customer C	23%	19%
Customer D	20%	19%